Loans - Past Due Loans (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans, excluding loans covered under FDIC loss-sharing arrangements	$ 46,512	$ 43,945	$ 81,501
Financing receivables, net of unamortized discount on acquired loans	5,830,035	5,574,881	5,189,650
Loans covered by FDIC loss sharing agreements	187,649	234,036	347,408
Total	6,017,684	5,808,917	5,537,058
Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans, excluding loans covered under FDIC loss-sharing arrangements	7,690	6,671	8,746
Financing receivables, net of unamortized discount on acquired loans	782,544	764,754	727,855
Loans covered by FDIC loss sharing agreements	113,578	127,115	167,835
Total	896,122	891,869	895,690
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans, excluding loans covered under FDIC loss-sharing arrangements	10,836	20,767	57,652
Financing receivables, net of unamortized discount on acquired loans	2,292,179	2,003,838	1,808,112
Loans covered by FDIC loss sharing agreements	63,268	95,467	150,745
Total	2,355,447	2,099,305	1,958,857
Commercial non real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans, excluding loans covered under FDIC loss-sharing arrangements	9,015	4,908	6,641
Financing receivables, net of unamortized discount on acquired loans	1,229,587	1,312,658	1,224,092
Loans covered by FDIC loss sharing agreements	8,925	9,390	28,163
Total	1,238,512	1,322,048	1,252,255
Agriculture
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans, excluding loans covered under FDIC loss-sharing arrangements	18,860	11,453	8,236
Financing receivables, net of unamortized discount on acquired loans	1,410,408	1,369,549	1,304,217
Loans covered by FDIC loss sharing agreements	1,832	2,004	525
Total	1,412,240	1,371,553	1,304,742
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans, excluding loans covered under FDIC loss-sharing arrangements	111	146	226
Financing receivables, net of unamortized discount on acquired loans	79,884	89,839	100,663
Loans covered by FDIC loss sharing agreements	46	60	140
Total	79,930	89,899	100,803
Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	35,433	34,243	24,711
Loans covered by FDIC loss sharing agreements	0	0	0
Total	35,433	34,243	24,711
Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	25,456	32,753	28,569
Loans covered by FDIC loss sharing agreements	7,726	6,940	11,800
Total	33,182	39,693	40,369
Past Due | Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	5,325	3,867	6,522
Past Due | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	7,297	15,253	10,228
Past Due | Commercial non real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	8,228	8,733	4,361
Past Due | Agriculture
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	4,325	4,589	7,009
Past Due | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	281	311	449
Past Due | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	0	0	0
Past Due | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	9,127	13,746	2,840
Loans covered by FDIC loss sharing agreements	4,744	1,960	1,307
Total	13,871	15,706	4,147
Past Due | 30-59 Days Past Due | Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	1,909	675	625
Past Due | 30-59 Days Past Due | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	165	11,050	431
Past Due | 30-59 Days Past Due | Commercial non real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	3,344	1,761	1,342
Past Due | 30-59 Days Past Due | Agriculture
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	3,491	16	102
Past Due | 30-59 Days Past Due | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	218	244	340
Past Due | 30-59 Days Past Due | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	0	0	0
Past Due | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	3,528	8,044	5,416
Loans covered by FDIC loss sharing agreements	214	1,252	3,861
Total	3,742	9,296	9,277
Past Due | 60-89 Days Past Due | Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	562	611	955
Past Due | 60-89 Days Past Due | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	2,316	819	158
Past Due | 60-89 Days Past Due | Commercial non real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	622	6,228	198
Past Due | 60-89 Days Past Due | Agriculture
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	0	368	4,040
Past Due | 60-89 Days Past Due | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	28	18	65
Past Due | 60-89 Days Past Due | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	0	0	0
Past Due | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	12,801	10,963	20,313
Loans covered by FDIC loss sharing agreements	2,768	3,728	6,632
Total	15,569	14,691	26,945
Past Due | Greater Than 90 Days | Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	2,854	2,581	4,942
Past Due | Greater Than 90 Days | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	4,816	3,384	9,639
Past Due | Greater Than 90 Days | Commercial non real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	4,262	744	2,821
Past Due | Greater Than 90 Days | Agriculture
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	834	4,205	2,867
Past Due | Greater Than 90 Days | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	35	49	44
Past Due | Greater Than 90 Days | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	0	0	0
Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	5,804,579	5,542,128	5,161,081
Loans covered by FDIC loss sharing agreements	179,923	227,096	335,608
Total	5,984,502	5,769,224	5,496,689
Current | Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	777,219	760,887	721,333
Current | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	2,284,882	1,988,585	1,797,884
Current | Commercial non real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	1,221,359	1,303,925	1,219,731
Current | Agriculture
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	1,406,083	1,364,960	1,297,208
Current | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	79,603	89,528	100,214
Current | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	$ 35,433	$ 34,243	$ 24,711